RIGHT OF USE ASSETS - ROU Assets and Amortization (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RIGHT OF USE ASSETS, NET
Operating Lease, Expense	¥ 7,621
Weighted average remaining lease term for operating leases	9 years	10 years
Fang
RIGHT OF USE ASSETS, NET
Lease prepayment wholly owned subsidiary		¥ 1,970